Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class [Text Block]

(dollars in millions, except per share amounts; shares in millions)	2014	2013	2012
Net income attributable to common shareowners:
Net income from continuing operations	$6,220	$5,686	$4,847
Net income from discontinued operations	—	35	283
Net income attributable to common shareowners	$6,220	$5,721	$5,130
Basic weighted average number of shares outstanding	898.3	901.0	895.2
Stock awards	13.3	14.1	11.4
Diluted weighted average number of shares outstanding	911.6	915.1	906.6
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.92	$6.31	$5.41
Net income from discontinued operations	—	0.04	0.32
Net income attributable to common shareowners	6.92	6.35	5.73
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.82	$6.21	$5.35
Net income from discontinued operations	—	0.04	0.31
Net income attributable to common shareowners	6.82	6.25	5.66

Schedule of Earnings Per Share, Diluted, by Common Class [Text Block]

(dollars in millions, except per share amounts; shares in millions)	2014	2013	2012
Net income attributable to common shareowners:
Net income from continuing operations	$6,220	$5,686	$4,847
Net income from discontinued operations	—	35	283
Net income attributable to common shareowners	$6,220	$5,721	$5,130
Basic weighted average number of shares outstanding	898.3	901.0	895.2
Stock awards	13.3	14.1	11.4
Diluted weighted average number of shares outstanding	911.6	915.1	906.6
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.92	$6.31	$5.41
Net income from discontinued operations	—	0.04	0.32
Net income attributable to common shareowners	6.92	6.35	5.73
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.82	$6.21	$5.35
Net income from discontinued operations	—	0.04	0.31
Net income attributable to common shareowners	6.82	6.25	5.66